SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

29.               SUBSEQUENT EVENTS

On January 3, 2012, the Company granted 2,850,000 restricted shares to certain employees.  Of the 2,850,000 restricted shares granted, 50,000 restricted shares vested on January 3, 2012, 560,000 restricted shares will vest ratably on January 3 of each of the following five years.

On March 20, 2012, the Department of Commerce of the United States announced its affirmative preliminary determination in the countervailing duty (“CVD”) investigation of imports of crystalline silicon photovoltaic cells from the People’s Republic of China, regardless of whether it has been assembled into modules or solar cells. Wuxi Suntech, as a mandatory respondent, received a preliminary CVD of 2.9%. As a result of this preliminary determination, the Department of Commerce will instruct U.S. Customs and Border Protection to collect a cash deposit or bond based on these preliminary rates, which is applicable to all entries of Chinese modules or solar cells made within 90 days prior to the preliminary determination date.